STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 6,970	$ 62,730	$ 7,744	$ 77,444
Beginning balance, shares at Dec. 31, 2022	6,970,000
Shares Issued for Services	$ 22,000	198,000		220,000
Shares issued for services, shares	22,000,000
Shares Issued for Cash	$ 3,200	28,800		32,000
Shares issued for cash, shares	3,200,000
Net Loss			(182,191)	(182,191)
Ending balance, value at Dec. 31, 2023	$ 32,170	289,530	(174,447)	147,253
Ending balance, shares at Dec. 31, 2023	32,170,000
Net Loss			(115,743)	(115,743)
Ending balance, value at Dec. 31, 2024	$ 32,170	289,530	(290,190)	31,510
Ending balance, shares at Dec. 31, 2024	32,170,000
Shares Issued for Services	$ 9,400	885,300		894,700
Shares issued for services, shares	9,400,000
Shares Issued for Cash	$ 947	73,053		74,000
Shares issued for cash, shares	946,667
Shares Issued for Asset	$ 174	199,826		200,000
Shares Issued for Asset, shares	173,913
Net Loss			(892,877)	(892,877)
Ending balance, value at Dec. 31, 2025	$ 42,691	$ 1,447,709	$ (1,183,067)	$ 307,333
Ending balance, shares at Dec. 31, 2025	42,690,580